Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The talent and compensation committee approves annual equity awards to the company’s executive officers, including all named executive officers, in the early part of each year. The committee also delegates authority to our chief executive officer and chief financial officer to approve annual equity awards to employees who are not executive officers from an equity award pool approved by the committee for this purpose. In addition, in order to accommodate the need for periodic awards, such as in connection with newly hired employees, promotions or retention awards, the talent and compensation committee delegates authority to our chief executive officer and chief financial officer to enable either of them to grant equity awards within certain parameters; provided that all grants to directors and executive officers are specifically made by the talent and compensation committee. Our equity grant policy prescribes the timing of awards or specific grant dates. The talent and compensation committee does not take material nonpublic information into account when determining the timing and terms of an equity award, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Under the Amended and Restated Fiserv, Inc. 2007 Omnibus Incentive Plan (the “Incentive Plan”), the exercise price of all options to purchase shares of our common stock may not be less than the closing price of our common stock on Nasdaq on the grant date.

Award Timing Method	The talent and compensation committee approves annual equity awards to the company’s executive officers, including all named executive officers, in the early part of each year. The committee also delegates authority to our chief executive officer and chief financial officer to approve annual equity awards to employees who are not executive officers from an equity award pool approved by the committee for this purpose. In addition, in order to accommodate the need for periodic awards, such as in connection with newly hired employees, promotions or retention awards, the talent and compensation committee delegates authority to our chief executive officer and chief financial officer to enable either of them to grant equity awards within certain parameters; provided that all grants to directors and executive officers are specifically made by the talent and compensation committee. Our equity grant policy prescribes the timing of awards or specific grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The talent and compensation committee does not take material nonpublic information into account when determining the timing and terms of an equity award, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false